Securities - Summary of Securities at Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 32,332,377	R$ 19,039,044
Expected credit losses	92,560	55,564	R$ 9,410
Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	33,183,766	19,011,499
Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	32,332,377	19,039,044
National Treasury Bills
Disclosure of financial assets [line items]
Expected credit losses	7,527	8,855
National Treasury Bills | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	32,725,011	19,011,499
National Treasury Bills | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	31,868,878	19,039,044
Bonds
Disclosure of financial assets [line items]
Expected credit losses	2,497	1,087
Bonds | Gross carrying amount
Disclosure of financial assets [line items]
Fair value through other comprehensive income	458,755	0
Bonds | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	R$ 463,499	R$ 0